Segment reporting (Details) - Schedule of total current assets - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting (Details) - Schedule of total current assets [Line Items]
Total assets	€ 127,152	€ 25,325	€ 49,335
Europe [Member]
Segment reporting (Details) - Schedule of total current assets [Line Items]
Total assets	126,103	25,325	49,335
North America [Member]
Segment reporting (Details) - Schedule of total current assets [Line Items]
Total assets	3,174
Eliminations [Member]
Segment reporting (Details) - Schedule of total current assets [Line Items]
Total assets	€ (2,124)